QUARTERLY RESULTS OF CONSOLIDATED OPERATIONS (unaudited)	12 Months Ended
Apr. 30, 2015
QUARTERLY RESULTS OF CONSOLIDATED OPERATIONS (unaudited) [Abstract]
QUARTERLY RESULTS OF CONSOLIDATED OPERATIONS (unaudited)

NOTE 18 • QUARTERLY RESULTS OF CONSOLIDATED OPERATIONS (unaudited)

	(in thousands, except per share data)
QUARTER ENDED	July 31, 2014	October 31, 2014	January 31, 2015	April 30, 2015
Revenues	$49,214	$51,189	$52,939	$51,173
Net (loss) income attributable to Investors Real Estate Trust	$(151)	$5,114	$8,371	$10,753
Net (loss) income available to common shareholders	$(3,030)	$2,236	$5,492	$7,875
Net (loss) income per common share - basic & diluted	$(.03)	$.02	$.05	$.07

	(in thousands, except per share data)
QUARTER ENDED	July 31, 2013	October 31, 2013	January 31, 2014	April 30, 2014
Revenues	$45,287	$45,896	$48,383	$47,440
Net income (loss) attributable to Investors Real Estate Trust	$3,078	$8,787	$3,503	$(28,542)
Net income (loss) available to common shareholders	$199	$5,909	$624	$(31,420)
Net income (loss) per common share - basic & diluted	$.00	$.06	$.00	$(.29)

The above financial information is unaudited. In the opinion of management, all adjustments (which are of a normal recurring nature) have been included for a fair presentation.